9. Commitments and Contingencies: Contractual Obligation, Fiscal Year Maturity Schedule (Details) (USD $)	Dec. 31, 2014
Details
Operating Leases, Future Minimum Payments Due, Next Twelve Months	$ 5,554,921
Operating Leases, Future Minimum Payments, Due in Two Years	4,282,011
Operating Leases, Future Minimum Payments, Due in Three Years	3,118,583
Operating Leases, Future Minimum Payments, Due in Four Years	1,732,348
Operating Leases, Future Minimum Payments, Due in Five Years	494,227
Operating Leases, Future Minimum Payments, Due Thereafter	9,358
Operating Leases, Future Minimum Payments Due	$ 15,191,448